Borrowing and onlending	12 Months Ended
Dec. 31, 2021
Borrowing and onlending
Borrowing and onlending
21	Borrowing and onlending

Refers to amounts borrowed from Caixa Econômica Federal (CEF) and lent on to customers as real estate loans (onlending) with rates ranging from 4.5% to 6% p.a.

	12/31/2021	12/31/2020	12/31/2019
Onlending obligations	25,071	27,405	29,800
Total borrowing and onlending	25,071	27,405	29,800